Loans	12 Months Ended
Jun. 30, 2025
Loans [Abstract]
LOANS

NOTE 10 – LOANS

Short-term loans of the Company consist of the following:

	June 30, 2025
	Principal Amount	Annual Interest Rate	Loan term
China Construction Bank(1)	$78,227	3.82%	11/13/2024 - 11/13/2025
China Construction Bank(1)	120,834	3.82%	11/13/2024 - 11/13/2025
China Construction Bank(1)	270,723	3.82%	11/13/2024 - 11/13/2025
Bank of China(3)	838,153	2.15%	06/30/2025 - 06/30/2026
Total	$1,307,937

	June 30, 2024
	Principal Amount	Annual Interest Rate	Loan term
China Construction Bank(1)	$203,457	3.95%	12/12/2023 - 12/12/2024
China Construction Bank(1)	77,173	3.95%	12/27/2023 - 12/27/2024
China Construction Bank(1)	121,420	3.95%	12/26/2023 - 12/26/2024
China Construction Bank(1)	110,428	3.95%	01/31/2024 - 01/31/2025
China Construction Bank(1)	68,474	3.85%	12/12/2023 - 12/12/2024
Bank of China(1)	14,032	4.15%	06/28/2023 - 12/28/2024
Bank of China(3)	238,537	4.15%	06/28/2023 - 06/28/2025
Total	$833,521

Long-term loans consist of the following:

	June 30, 2025
	Principal Amount	Annual Interest Rate	Contract term
Bank of Communications(2)	$300,338	2.85%	11/27/2023 – 11/27/2025
Long-term loans current total	$300,338

	June 30, 2025
	Principal Amount	Annual Interest Rate	Contract term
Bank of China(4)	$307,323	3.00%	06/30/2025 - 06/30/2027
Long-term loans non-current total	$307,323

	June 30, 2024
	Principal Amount	Annual Interest Rate	Contract term
Bank of Communications(2)	301,678	2.85%	11/27/2023 – 11/27/2025
Total	$301,678

(1)	These loans with China Construction Bank carry a fixed interest rate and are unsecured.

(2)	The loans from Bank of Communications of China are unsecured and carry floating interest rates. The interest rate of each loan is based on the one-year Chinese Loan Prime Rate, or LPR, to the agreed “Pricing Benchmark date,” according to the value of addition (subtraction) points agreed upon in the Application for the Use of Loan on the draw date. The applicable date of the Pricing base shall be the draw date, and the applicable LPR value shall be the last published LPR value before the draw date.

(3)	In connection with the loan with the Bank of China, Mr. Lei Xu provided a guarantee for the repayment of the loan.

(4)	In connection with the loan with the Bank of China, Beijing Capital Financing Guarantee Co., Ltd. provided a guarantee for the repayment of the loan.

Interest for the years ended June 30, 2025 and 2024 was $45,956 and $41,186 respectively.